Debt and Credit Agreements - Summary of Outstanding Long-term Debt (Details) - USD ($) $ in Millions	Jan. 24, 2022	Jan. 21, 2022	Feb. 15, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt, gross				$ 32,523	$ 30,702
Unamortized debt discount and premium, net				(70)	(72)
Unamortized debt issuance costs				(220)	(202)
Fair value adjustment				669	721
Long-term Debt, Current Maturities				(2,153)	(1,622)
Long-term Debt, Excluding Current Maturities				30,749	29,527
Long-term debt to financing trusts				390	390
Corporate, Non-Segment [Member]
Debt Instrument [Line Items]
Long-term debt, gross				7,289	7,589
Unamortized debt discount and premium, net				10	10
Unamortized debt issuance costs				(39)	(47)
Fair value adjustment				175	186
Long-term Debt, Current Maturities				(1,150)	(300)
Long-term Debt, Excluding Current Maturities				6,265	7,418
First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 20,751	18,915
First Mortgage Bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				0.14%
Long-term Debt, Maturity Date				Dec. 31, 2022
First Mortgage Bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.90%
Long-term Debt, Maturity Date				Dec. 31, 2051
Senior unsecured notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 6,324	6,624
Senior unsecured notes [Member] | Corporate, Non-Segment [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 6,139	6,439
Senior unsecured notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				3.40%
Long-term Debt, Maturity Date				Dec. 31, 2022
Senior unsecured notes [Member] | Minimum [Member] | Corporate, Non-Segment [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				3.40%
Long-term Debt, Maturity Date				Dec. 31, 2025
Senior unsecured notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.60%
Long-term Debt, Maturity Date				Dec. 31, 2050
Senior unsecured notes [Member] | Maximum [Member] | Corporate, Non-Segment [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.60%
Long-term Debt, Maturity Date				Dec. 31, 2050
Unsecured notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 4,000	3,700
Unsecured notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				2.25%
Long-term Debt, Maturity Date				Dec. 31, 2022
Unsecured notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				6.35%
Long-term Debt, Maturity Date				Dec. 31, 2050
Notes payable and other [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 86	59
Notes payable and other [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				1.64%
Long-term Debt, Maturity Date				Dec. 31, 2022
Notes payable and other [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.49%
Long-term Debt, Maturity Date				Dec. 31, 2053
Junior subordinated notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 1,150	1,150
Junior subordinated notes [Member] | Corporate, Non-Segment [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 1,150	1,150
Junior subordinated notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				3.50%
Long-term Debt, Maturity Date				Dec. 31, 2022
Junior subordinated notes [Member] | Maximum [Member] | Corporate, Non-Segment [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				3.50%
Long-term Debt, Maturity Date				Dec. 31, 2022
Long-term software licensing agreement [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 9	30
Long-term software licensing agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				3.62%
Long-term Debt, Maturity Date				Dec. 31, 2024
Long-term software licensing agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				3.95%
Long-term Debt, Maturity Date				Dec. 31, 2025
Unsecured tax-exempt bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 143	143
Unsecured tax-exempt bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				0.12%
Long-term Debt, Maturity Date				Dec. 31, 2022
Unsecured tax-exempt bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				1.70%
Long-term Debt, Maturity Date				Dec. 31, 2024
Medium-term notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 10	10
Medium-term notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage
Medium-term notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.72%
Long-term Debt, Maturity Date				Dec. 31, 2027
Transition bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 0	21
Transition bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				5.55%
Long-term Debt, Maturity Date				Dec. 31, 2021
Loan agreement [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 50	50
Loan agreement [Member] | Subsequent Event [Member] | Corporate, Non-Segment [Member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 300
Loan agreement [Member] | Subsequent Event [Member] | Corporate, Non-Segment [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Subordinated Borrowing, Interest Rate		0.65%
Loan agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				2.00%
Long-term Debt, Maturity Date				Dec. 31, 2023
Fixed rates [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturity Date				Dec. 31, 2031
Fixed rates [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturity Date				Dec. 31, 2037
Variable rates [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturity Date				Dec. 31, 2026
Variable rates [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturity Date				Dec. 31, 2027
Long-term debt to financing trusts [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts				$ 390	390
Loans Payable Two | Subsequent Event [Member] | Corporate, Non-Segment [Member]
Debt Instrument [Line Items]
Long-term debt, gross		$ 300
Loans Payable Two | Subsequent Event [Member] | Corporate, Non-Segment [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Subordinated Borrowing, Interest Rate		0.65%
Loans Payable Three | Subsequent Event [Member] | Corporate, Non-Segment [Member]
Debt Instrument [Line Items]
Long-term debt, gross	$ 250
Loans Payable Three | Subsequent Event [Member] | Corporate, Non-Segment [Member] | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Subordinated Borrowing, Interest Rate	0.65%
ComEd Financing III Affiliate [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts				$ 206	206
ComEd Financing III Affiliate [Member] | Long-term debt to financing trusts [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts					206
ComEd Financing III Affiliate [Member] | Long-term debt to financing trusts [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				6.35%
Long-term Debt, Maturity Date				Dec. 31, 2033
PECO Trust III Affiliate [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts				$ 81	81
PECO Trust III Affiliate [Member] | Long-term debt to financing trusts [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts				$ 81	81
PECO Trust III Affiliate [Member] | Long-term debt to financing trusts [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				5.25%
PECO Trust III Affiliate [Member] | Long-term debt to financing trusts [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.38%
Long-term Debt, Maturity Date				Dec. 31, 2028
PECO Trust IV Affiliate [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts				$ 103	103
PECO Trust IV Affiliate [Member] | Long-term debt to financing trusts [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts				$ 103	103
PECO Trust IV Affiliate [Member] | Long-term debt to financing trusts [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				5.75%
Long-term Debt, Maturity Date				Dec. 31, 2033
Commonwealth Edison Co [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 9,887	9,087
Unamortized debt discount and premium, net				(27)	(28)
Unamortized debt issuance costs				(87)	(76)
Long-term Debt, Current Maturities				0	(350)
Long-term Debt, Excluding Current Maturities				9,773	8,633
Long-term debt to financing trusts				205	205
Commonwealth Edison Co [Member] | First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 9,879	9,079
Commonwealth Edison Co [Member] | First Mortgage Bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				2.20%
Long-term Debt, Maturity Date				Dec. 31, 2024
Commonwealth Edison Co [Member] | First Mortgage Bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				6.45%
Long-term Debt, Maturity Date				Dec. 31, 2051
Commonwealth Edison Co [Member] | Notes payable and other [Member]
Debt Instrument [Line Items]
Finance lease, liability				$ 8	8
Commonwealth Edison Co [Member] | Notes payable and other [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturity Date				Dec. 31, 2053
Lessee, finance lease, discount rate				7.49%
Commonwealth Edison Co [Member] | Long-term debt to financing trusts [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts				$ 206	206
Commonwealth Edison Co [Member] | ComEd Financing III Affiliate [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs				(1)	(1)
Long-term debt to financing trusts				205	205
Commonwealth Edison Co [Member] | ComEd Financing III Affiliate [Member] | Long-term debt to financing trusts [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts				$ 206	206
Commonwealth Edison Co [Member] | ComEd Financing III Affiliate [Member] | Long-term debt to financing trusts [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				6.35%
Long-term Debt, Maturity Date				Dec. 31, 2033
Commonwealth Edison Co [Member] | PECO Trust III Affiliate [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts				$ 0	0
Commonwealth Edison Co [Member] | PECO Trust IV Affiliate [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts				0	0
PECO Energy Co [Member]
Debt Instrument [Line Items]
Long-term debt, gross				4,250	3,800
Unamortized debt discount and premium, net				(20)	(20)
Unamortized debt issuance costs				(33)	(27)
Long-term Debt, Current Maturities				(350)	(300)
Long-term Debt, Excluding Current Maturities				3,847	3,453
Long-term debt to financing trusts				184	184
PECO Energy Co [Member] | First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 4,200	3,750
PECO Energy Co [Member] | First Mortgage Bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				2.38%
Long-term Debt, Maturity Date				Dec. 31, 2022
PECO Energy Co [Member] | First Mortgage Bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				5.95%
Long-term Debt, Maturity Date				Dec. 31, 2051
PECO Energy Co [Member] | Loan agreement [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 50	50
PECO Energy Co [Member] | Loan agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				2.00%
Long-term Debt, Maturity Date				Dec. 31, 2023
PECO Energy Co [Member] | ComEd Financing III Affiliate [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts				$ 0	0
PECO Energy Co [Member] | PECO Trust III Affiliate [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts				81	81
PECO Energy Co [Member] | PECO Trust III Affiliate [Member] | Long-term debt to financing trusts [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts				$ 81	81
PECO Energy Co [Member] | PECO Trust III Affiliate [Member] | Long-term debt to financing trusts [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				5.25%
PECO Energy Co [Member] | PECO Trust III Affiliate [Member] | Long-term debt to financing trusts [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.38%
Long-term Debt, Maturity Date				Dec. 31, 2028
PECO Energy Co [Member] | PECO Trust IV Affiliate [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts				$ 103	103
PECO Energy Co [Member] | PECO Trust IV Affiliate [Member] | Long-term debt to financing trusts [Member]
Debt Instrument [Line Items]
Long-term debt to financing trusts				$ 103	103
PECO Energy Co [Member] | PECO Trust IV Affiliate [Member] | Long-term debt to financing trusts [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				5.75%
Long-term Debt, Maturity Date				Dec. 31, 2033
Baltimore Gas and Electric Company [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 4,000	3,700
Unamortized debt discount and premium, net				(12)	(12)
Unamortized debt issuance costs				(27)	(24)
Long-term Debt, Current Maturities				(250)	(300)
Long-term Debt, Excluding Current Maturities				3,711	3,364
Baltimore Gas and Electric Company [Member] | Senior unsecured notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 4,000	3,700
Baltimore Gas and Electric Company [Member] | Senior unsecured notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				2.25%
Long-term Debt, Maturity Date				Dec. 31, 2022
Baltimore Gas and Electric Company [Member] | Senior unsecured notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				6.35%
Long-term Debt, Maturity Date				Dec. 31, 2050
Pepco Holdings LLC [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 7,084	6,496
Finance lease, liability				74	50
Unamortized debt discount and premium, net				4	4
Unamortized debt issuance costs				(36)	(28)
Fair value adjustment				495	534
Long-term debt due within one year				(399)	(347)
Long-term Debt, Excluding Current Maturities				7,148	6,659
Pepco Holdings LLC [Member] | First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 6,672	6,086
Pepco Holdings LLC [Member] | First Mortgage Bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				0.14%
Long-term Debt, Maturity Date				Dec. 31, 2022
Pepco Holdings LLC [Member] | First Mortgage Bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.90%
Long-term Debt, Maturity Date				Dec. 31, 2051
Pepco Holdings LLC [Member] | Senior unsecured notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturity Date				Dec. 31, 2032
Pepco Holdings LLC [Member] | Unsecured notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 185	185
Pepco Holdings LLC [Member] | Unsecured notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.45%
Pepco Holdings LLC [Member] | Finance Leases | Minimum [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturity Date				Dec. 31, 2022
Pepco Holdings LLC [Member] | Finance Leases | Maximum [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturity Date				Dec. 31, 2029
Pepco Holdings LLC [Member] | Notes payable and other [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 0	1
Finance lease, liability				$ 74	50
Pepco Holdings LLC [Member] | Notes payable and other [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.28%
Pepco Holdings LLC [Member] | Notes payable and other [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.49%
Long-term Debt, Maturity Date				Dec. 31, 2022
Lessee, finance lease, discount rate				3.54%
Pepco Holdings LLC [Member] | Unsecured tax-exempt bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 143	143
Pepco Holdings LLC [Member] | Unsecured tax-exempt bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				0.12%
Long-term Debt, Maturity Date				Dec. 31, 2022
Pepco Holdings LLC [Member] | Unsecured tax-exempt bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				1.70%
Long-term Debt, Maturity Date				Dec. 31, 2024
Pepco Holdings LLC [Member] | Medium-term notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 10	10
Pepco Holdings LLC [Member] | Medium-term notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.72%
Long-term Debt, Maturity Date				Dec. 31, 2027
Pepco Holdings LLC [Member] | Transition bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 0	21
Pepco Holdings LLC [Member] | Transition bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				5.55%
Long-term Debt, Maturity Date				Dec. 31, 2021
Potomac Electric Power Company [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 3,486	3,203
Finance lease, liability				26	17
Unamortized debt discount and premium, net				2	2
Unamortized debt issuance costs				(43)	(40)
Long-term debt due within one year				(313)	(3)
Long-term Debt, Excluding Current Maturities				3,132	3,162
Potomac Electric Power Company [Member] | First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 3,350	3,075
Potomac Electric Power Company [Member] | First Mortgage Bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				2.32%
Long-term Debt, Maturity Date				Dec. 31, 2022
Potomac Electric Power Company [Member] | First Mortgage Bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.90%
Long-term Debt, Maturity Date				Dec. 31, 2051
Potomac Electric Power Company [Member] | Finance Leases | Minimum [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturity Date				Dec. 31, 2025
Potomac Electric Power Company [Member] | Finance Leases | Maximum [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturity Date				Dec. 31, 2029
Potomac Electric Power Company [Member] | Notes payable and other [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 0	1
Finance lease, liability				$ 26	17
Potomac Electric Power Company [Member] | Notes payable and other [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.28%
Potomac Electric Power Company [Member] | Notes payable and other [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.49%
Long-term Debt, Maturity Date				Dec. 31, 2022
Lessee, finance lease, discount rate				3.54%
Potomac Electric Power Company [Member] | Unsecured tax-exempt bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 110	110
Potomac Electric Power Company [Member] | Unsecured tax-exempt bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				1.70%
Long-term Debt, Maturity Date				Dec. 31, 2022
Delmarva Power & Light Company [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 1,821	1,687
Finance lease, liability				29	20
Unamortized debt discount and premium, net				0	1
Unamortized debt issuance costs				(11)	(11)
Long-term Debt, Current Maturities				(79)	(79)
Long-term debt due within one year				(83)	(82)
Long-term Debt, Excluding Current Maturities				1,727	1,595
Delmarva Power & Light Company [Member] | First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 1,749	1,624
Delmarva Power & Light Company [Member] | First Mortgage Bonds [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage			3.06%
Long-term debt, gross			$ 125
Delmarva Power & Light Company [Member] | First Mortgage Bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				0.14%
Long-term Debt, Maturity Date				Dec. 31, 2023
Delmarva Power & Light Company [Member] | First Mortgage Bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				4.27%
Long-term Debt, Maturity Date				Dec. 31, 2051
Delmarva Power & Light Company [Member] | Finance Leases | Minimum [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturity Date				Dec. 31, 2025
Delmarva Power & Light Company [Member] | Finance Leases | Maximum [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturity Date				Dec. 31, 2029
Delmarva Power & Light Company [Member] | Notes payable and other [Member]
Debt Instrument [Line Items]
Finance lease, liability				$ 29	20
Delmarva Power & Light Company [Member] | Notes payable and other [Member] | Maximum [Member]
Debt Instrument [Line Items]
Lessee, finance lease, discount rate				3.54%
Delmarva Power & Light Company [Member] | Unsecured tax-exempt bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 33	33
Delmarva Power & Light Company [Member] | Unsecured tax-exempt bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				0.12%
Delmarva Power & Light Company [Member] | Unsecured tax-exempt bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				0.13%
Long-term Debt, Maturity Date				Dec. 31, 2024
Delmarva Power & Light Company [Member] | Medium-term notes [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 10	10
Delmarva Power & Light Company [Member] | Medium-term notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				7.72%
Long-term Debt, Maturity Date				Dec. 31, 2027
Atlantic City Electric Company [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 1,592	1,421
Finance lease, liability				19	13
Unamortized debt discount and premium, net				(1)	(1)
Unamortized debt issuance costs				(9)	(7)
Long-term debt due within one year				(3)	(261)
Long-term Debt, Excluding Current Maturities				1,579	1,152
Atlantic City Electric Company [Member] | First Mortgage Bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 1,573	1,387
Atlantic City Electric Company [Member] | First Mortgage Bonds [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage			2.27%
Long-term debt, gross			$ 25
Atlantic City Electric Company [Member] | First Mortgage Bonds [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				2.25%
Long-term Debt, Maturity Date				Dec. 31, 2024
Atlantic City Electric Company [Member] | First Mortgage Bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				5.80%
Long-term Debt, Maturity Date				Dec. 31, 2050
Atlantic City Electric Company [Member] | Finance Leases | Minimum [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturity Date				Dec. 31, 2022
Atlantic City Electric Company [Member] | Finance Leases | Maximum [Member]
Debt Instrument [Line Items]
Long-term Debt, Maturity Date				Dec. 31, 2029
Atlantic City Electric Company [Member] | Notes payable and other [Member]
Debt Instrument [Line Items]
Finance lease, liability				$ 19	13
Atlantic City Electric Company [Member] | Notes payable and other [Member] | Maximum [Member]
Debt Instrument [Line Items]
Lessee, finance lease, discount rate				3.54%
Atlantic City Electric Company [Member] | Transition bonds [Member]
Debt Instrument [Line Items]
Long-term debt, gross				$ 0	$ 21
Atlantic City Electric Company [Member] | Transition bonds [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage				5.55%
Long-term Debt, Maturity Date				Dec. 31, 2021
Atlantic City Electric Company [Member] | First Mortgage Bonds Two | Subsequent Event [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage			3.06%
Long-term debt, gross			$ 150